Capital Lease Obligations - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Purchases of property and equipment under capital lease		$ 5,721	$ 1,474	$ 9,021
Interest Expense	$ 1,200	1,200		400
Machinery and Equipment
Capital Leased Assets [Line Items]
Manufacturing equipment	$ 7,984	$ 13,705	7,984
Property, Plant and Equipment, Useful Life		5 years
Amortization Expense		$ 2,500	$ 1,300	$ 600
Minimum
Capital Leased Assets [Line Items]
Repayment Period for Capital Lease Obligations		24 months
Capital Leases of Lessee, Contingent Rentals, Effective Interest Rate		13.00%
Maximum
Capital Leased Assets [Line Items]
Repayment Period for Capital Lease Obligations		36 months
Capital Leases of Lessee, Contingent Rentals, Effective Interest Rate		17.00%